LONG-TERM INVESTMENTS (Details) ¥ in Thousands, $ in Thousands		1 Months Ended						12 Months Ended		13 Months Ended
		Oct. 31, 2016 CNY (¥)		Jun. 30, 2016 CNY (¥)	Nov. 30, 2015 CNY (¥)	Oct. 31, 2015	Aug. 31, 2015 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥) Item	Dec. 31, 2016 CNY (¥)
Schedule of Investments and Cost Method Investments [Line Items]
Cost method investments									¥ 24,000	¥ 26,000
Available-for-sale investment	[1]									15,000
Long-term Investments									24,000	41,760
Sino-German Know-How Education Investment Co., Ltd. [Member]
Schedule of Investments and Cost Method Investments [Line Items]
Cost method investments	[2]								12,000	12,000
Cash paid to acquire equity interest										12,000
Equity interest acquired						2.86%
Juesheng.com [Member]
Schedule of Investments and Cost Method Investments [Line Items]
Cost method investments	[3]								5,000	5,000
Cash paid to acquire equity interest					¥ 5,000
Equity interest acquired					0.50%
Mxsoft.com [Member]
Schedule of Investments and Cost Method Investments [Line Items]
Cost method investments	[4]								4,000	4,000
Cash paid to acquire equity interest							¥ 4,000
Equity interest acquired							5.71%
Other cost method investments [Member]
Schedule of Investments and Cost Method Investments [Line Items]
Cost method investments	[5]								¥ 3,000	5,000
Number of Entities Accounted Using Cost Method | Item									2
Available-for-sale Securities, Change in Net Unrealized Holding Gain (Loss), Net of Tax		¥ 5,000	[1]					$ 0
Other cost method investments, one [Member]
Schedule of Investments and Cost Method Investments [Line Items]
Equity interest acquired									1.43%
Other Cost Method Investments Two [Member]
Schedule of Investments and Cost Method Investments [Line Items]
Equity interest acquired									0.74%
Equity Interest Of An Online Platform [Member]
Schedule of Investments and Cost Method Investments [Line Items]
Cash paid to acquire equity interest				¥ 2,000
Equity interest acquired				2.00%
Hockey Global Resources Investment Limited [Member]
Schedule of Investments and Cost Method Investments [Line Items]
Equity method investment	[6]									¥ 760
Payments to Acquire Equity Method Investments		¥ 790
Equity Method Investment, Ownership Percentage		28.50%
Beijing Crouching Tiger Hidden Dragon Internet Technology Co Ltd [Member]
Schedule of Investments and Cost Method Investments [Line Items]
Payments to Acquire Available-for-sale Securities		¥ 10,000
Available-For-Sale Investment, Ownership Interest Acquired		13.90%

[1]	In October 2016, the Company paid RMB10,000 in cash to acquire 13.9% equity interest in Beijing Crouching Tiger Hidden Dragon Internet Technology Co., Ltd., which provides employment course trainings and recruitment services. Because the investment terms contain both substantive liquidation preference over common stock and substantive redemption provision that is not available to common shareholders, the investment is not substantially similar to common stock. In addition, since the investment is redeemable at the option of the Company, the investment qualifies as a debt security. The Company recorded the investment as available-for-sale investment and recorded an increase of RMB5,000 in fair value of the investment with nil income tax effect in 2016, as a component of other comprehensive income.
[2]	In October 2015, the Company paid RMB12,000 in cash to acquire 2.86% of the total equity interest in Sino-German Know-How Education Investment Co., Ltd, which is engaged in provision of training for senior mechanic in vehicle maintenance and repair.
[3]	In November 2015, the Company paid RMB5,000 in cash to acquire 0.50%of the total equity interest of an online shopping platform providing education products.
[4]	In August 2015, the Company paid RMB4,000 in cash to acquire 5.71%of the total equity interest in Mxsoft.com, which provides IT environment management and monitoring solution to customers.
[5]	As of December 31, 2015, the Company paid RMB3,000 in cash to acquire 1.43% and 0.74% equity interest in two other entities which were accounted for under cost method. In June 2016, the Company paid RMB2,000 in cash to acquire 2.00% equity interest of an online platform providing vehicle sales and related services.
[6]	In October 2016, the Company paid RMB790 in cash to acquire 28.5% of equity interest of a hockey program management company through investment in its common shares and accounted for the investment using equity method.